Property Plant and Equipment - Schedule of Total Future Lease Payments (Detail) $ in Thousands	Dec. 31, 2019 CLP ($)
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments	$ 3,485,151
Less Than One Year [Member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments	$ 3,485,151